STOCKHOLDERS’ DEFICIT	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

17. STOCKHOLDERS’ DEFICIT

Common Stock

The holders of the Company’s Common Stock have equal ratable rights to dividends from funds legally available therefore, when, as and if declared by the Company’s board of directors. Holders of Common Stock are also entitled to share ratably in all of the Company’s assets available for distribution to holders of Common Stock upon liquidation, dissolution or winding up of the Company’s affairs.

Except as otherwise required by law or as may be provided by the resolutions of the Board of Directors authorizing the issuance of Common Stock, all rights to vote and all voting power shall be vested in the holders of Common Stock. Each share of Common Stock shall entitle the holder thereof to one vote.

Upon any liquidation, dissolution or winding-up of the corporation, whether voluntary or involuntary, the remaining net assets of the Company shall be distributed pro rata to the holders of the Common Stock.

As part of the Acquisition, the Company acquired a convertible note from Ault Lending, in the principal amount of $102,000. The convertible note accrued interest at 10% per annum, is due on December 15, 2023. The principal, together with any accrued but unpaid interest on the amount of principal, was convertible into shares of Common Stock at Ault Lending’s option at a conversion price of $0.01 per share. On October 12, 2022, Ault Lending converted the principal and accrued interest on the note in the aggregate amount of $109,901, into 10,990,142 shares of Common Stock.

Series A Preferred Stock

There are 25,000 shares of Series A Preferred Stock issued and outstanding. Each share of Series A Preferred Stock has a stated value of $1,000, for an aggregate value of $25 million.

In the event that the Company is liquidated, dissolved or wound up, then before any distribution or payment is made to the holders of any Common Stock or any other class or series of junior stock, the holders of Series A Preferred Stock are entitled to receive liquidating distributions in an amount equal to the stated value for each share of Series A Preferred Stock held by such holders.

Dividends on the Series A Preferred Stock accrue daily and are in cumulative form, and including, the date of original issue and shall be payable quarterly on the last day of each calendar quarter out of funds legally available therefore, at the rate of eight percent (8%) per annum based on a 360 day calendar year.

Each holder shall be entitled to vote on an “as converted” basis with holders of outstanding shares of our common stock, voting together as a single class, with respect to any and all matters presented to the stockholders for their action or consideration. For so long as the holder shall continue to hold any shares of Series A Preferred Stock issued to it on the date of the Acquisition, the holder shall be entitled to elect a number of directors to the Board of Directors equal to a percentage determined by the number of Series A Preferred Stock beneficially owned by the holders, determined on an “as converted” basis, divided by the sum of the number of shares of Common Stock outstanding plus the number of Series A Preferred Stock outstanding on an “as converted” basis, provided, that the number of directors that the holders are entitled to elect shall never be less than a majority of our board of directors.

Upon the one-year anniversary of the Acquisition, the shares of Series A Preferred Stock shall be subject to redemption in cash at the option of the holder in an amount per share equal to the stated value plus all accrued and unpaid dividends thereon. In accordance with FASB ASC Topic 480, “Distinguishing Liabilities from Equity”, paragraph 10-S99, redemption provisions not solely within the control of a company require ordinary shares subject to redemption to be classified outside of permanent equity. Accordingly, all of the shares of Series A Preferred Stock are presented as temporary equity, outside of the shareholders’ deficit section of the Company’s condensed balance sheets.